ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE EQUITY INCOME FUND
Unaudited		March 31, 2007
Portfolio of Investments †
(Cost and value in $000s)	Shares/$ Par	Value

COMMON STOCKS 95.1%
CONSUMER DISCRETIONARY 13.9%
Automobiles 0.2%
Ford Motor	7,250,000	57,202
		57,202
Distributors 0.6%
Genuine Parts	2,740,000	134,260
		134,260
Diversified Consumer Services 0.7%
H&R Block	8,100,000	170,424
		170,424
Household Durables 2.6%
D. R. Horton	4,250,000	93,500
Fortune Brands	2,000,000	157,640
Newell Rubbermaid	7,400,000	230,066
Sony (JPY)	3,000,000	152,179
		633,385
Leisure Equipment & Products 1.5%
Eastman Kodak	6,377,000	143,865
Mattel	8,250,000	227,453
		371,318
Media 6.6%
CBS, Class B	5,500,000	168,245
Disney	6,255,000	215,360
Dow Jones (1)	4,460,000	153,736
Gannett	2,000,000	112,580
New York Times, Class A (1)	8,500,000	199,835
Time Warner	14,946,000	294,735
Tribune	9,000,000	288,990
Viacom, Class B (2)	3,736,000	153,587
		1,587,068
Specialty Retail 1.7%
Bed Bath & Beyond (2)	3,250,000	130,552
Home Depot	5,800,000	213,092
RadioShack	2,250,000	60,818
		404,462
Total Consumer Discretionary		3,358,119
CONSUMER STAPLES 9.1%
Beverages 2.1%
Anheuser-Busch	5,000,000	252,300
Coca-Cola	5,480,000	263,040
		515,340
Food & Staples Retailing 1.2%
Sysco	1,843,000	62,349
Wal-Mart	4,733,000	222,214
		284,563
Food Products 2.7%
Archer-Daniels-Midland	2,000,000	73,400
Campbell Soup	2,750,000	107,113
General Mills	3,487,000	203,013
Hershey Foods	750,000	40,995
Kraft Foods, Class A	2,750,000	87,065
McCormick	2,500,000	96,300
Sara Lee	3,000,000	50,760
		658,646
Household Products 1.8%
Colgate-Palmolive	4,484,000	299,486
Kimberly-Clark	2,152,000	147,391
		446,877
Personal Products 0.8%
Avon	5,000,000	186,300
		186,300
Tobacco 0.5%
UST	1,993,000	115,554
		115,554
Total Consumer Staples		2,207,280
ENERGY 10.5%
Energy Equipment & Services 1.2%
BJ Services	4,000,000	111,600
Schlumberger	2,500,000	172,750
		284,350
Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum	3,750,000	161,175
BP, ADR	2,740,000	177,415
Chevron	6,228,000	460,623
ExxonMobil	6,113,000	461,226
Hess	4,932,000	273,578
Murphy Oil	3,350,000	178,890
Royal Dutch Shell, ADR, Class A	5,000,000	331,500
Spectra Energy	3,750,000	98,513
Statoil ASA (NOK)	3,500,000	95,296
		2,238,216
Total Energy		2,522,566
FINANCIALS 16.8%
Capital Markets 3.5%
Charles Schwab	11,750,000	214,907
Mellon Financial	6,300,000	271,782
Morgan Stanley	2,000,000	157,520
State Street	2,989,000	193,538
		837,747
Commercial Banks 3.3%
Fifth Third Bancorp	6,250,000	241,813
National City	3,500,000	130,375
SunTrust	2,201,000	182,771
U.S. Bancorp	4,750,000	166,108
Wells Fargo	2,543,000	87,555
		808,622
Diversified Financial Services 3.5%
Citigroup	5,250,000	269,535
JPMorgan Chase	11,750,000	568,465
		838,000
Insurance 5.7%
American International Group	4,235,000	284,677
Chubb	1,893,000	97,811
Lincoln National	3,238,000	219,504
Marsh & McLennan	11,750,000	344,157
Progressive Corporation	5,250,000	114,555
The Travelers Companies	3,750,000	194,138
Unum Group	5,750,000	132,423
		1,387,265
Thrifts & Mortgage Finance 0.8%
Countrywide Financial	2,250,000	75,690
Fannie Mae	1,956,000	106,758
		182,448
Total Financials		4,054,082
HEALTH CARE 9.4%
Biotechnology 1.1%
Amgen (2)	3,000,000	167,640
MedImmune (2)	2,989,000	108,770
		276,410
Health Care Equipment & Supplies 1.0%
Baxter International	2,989,000	157,431
Boston Scientific (2)	5,414,000	78,719
		236,150
Pharmaceuticals 7.3%
Abbott Laboratories	3,000,000	167,400
Bristol Myers Squibb	6,750,000	187,380
Eli Lilly	5,750,000	308,832
Johnson & Johnson	3,668,000	221,034
Merck	8,000,000	353,360
Pfizer	11,000,000	277,860
Wyeth	4,890,000	244,647
		1,760,513

Total Health Care		2,273,073
INDUSTRIALS & BUSINESS SERVICES 13.0%
Aerospace & Defense 1.7%
Honeywell International	5,000,000	230,300
Raytheon	3,300,000	173,118
		403,418
Air Freight & Logistics 0.3%
UPS, Class B	1,000,000	70,100
		70,100
Building Products 0.7%
Masco	6,250,000	171,250
		171,250
Commercial Services & Supplies 1.4%
Avery Dennison	2,934,000	188,539
Waste Management	4,000,000	137,640
		326,179
Electrical Equipment 0.4%
Cooper Industries, Class A	2,400,000	107,976
		107,976
Industrial Conglomerates 5.0%
3M	4,250,000	324,827
GE	20,000,000	707,200
Tyco International	5,750,000	181,413
		1,213,440
Machinery 2.1%
Eaton	1,055,500	88,197
Illinois Tool Works	3,250,000	167,700
Ingersoll-Rand, Class A	2,700,000	117,099
Pall	3,750,000	142,500
		515,496
Road & Rail 1.4%
Norfolk Southern	1,750,000	88,550
Union Pacific	2,500,000	253,875
		342,425
Total Industrials & Business Services		3,150,284
INFORMATION TECHNOLOGY 6.4%
Communications Equipment 1.3%
Motorola	7,000,000	123,690
Nokia, ADR (2)	8,000,000	183,360
		307,050
Computers & Peripherals 1.6%
Dell (2)	8,250,000	191,482
IBM	2,150,000	202,659
		394,141
IT Services 0.4%
Computer Sciences (2)	1,750,000	91,228
		91,228
Semiconductor & Semiconductor Equipment 1.5%
Analog Devices	5,500,000	189,695
Applied Materials	4,500,000	82,440
Intel	5,231,000	100,069
		372,204
Software 1.6%
Microsoft	13,950,000	388,786
		388,786
Total Information Technology		1,553,409
MATERIALS 5.3%
Chemicals 1.9%
Chemtura	4,093,700	44,744
DuPont	4,750,000	234,792
International Flavors & Fragrances	4,000,000	188,880
		468,416
Construction Materials 0.8%
Vulcan Materials	1,712,000	199,414
		199,414
Metals & Mining 0.6%
Alcoa	4,350,000	147,465
		147,465
Paper & Forest Products 2.0%
International Paper	9,865,000	359,086
MeadWestvaco	3,750,000	115,650
		474,736
Total Materials		1,290,031
TELECOMMUNICATION SERVICES 5.5%
Diversified Telecommunication Services 4.0%
AT&T	11,957,000	471,465
Qwest Communications International (2)	24,907,000	223,914
Verizon Communications	5,624,000	213,262
Windstream	3,286,000	48,271
		956,912
Wireless Telecommunication Services 1.5%
Alltel	3,179,000	197,098
Sprint Nextel	8,902,000	168,782
		365,880
Total Telecommunication Services		1,322,792
UTILITIES 5.2%
Electric Utilities 3.4%
Duke Energy	7,091,000	143,876
Entergy	2,400,000	251,808
FirstEnergy	2,348,000	155,532
Pinnacle West Capital	1,843,000	88,925
Progress Energy	3,423,000	172,656
		812,797
Multi-Utilities 1.8%
NiSource	9,466,000	231,349
Teco Energy	2,591,000	44,591
XCEL Energy	6,357,000	156,954
		432,894
Total Utilities		1,245,691
Total Common Stocks (Cost $17,503,402)		22,977,327
CONVERTIBLE BONDS 0.2%
Ford Motor, 4.25%, 12/15/36	29,941,000	33,330
Total Convertible Bonds (Cost $29,941)		33,330
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 4.8%
T. Rowe Price Reserve Investment Fund, 5.37% (1)(3)	1,162,200,685	1,162,201
Total Short-Term Investments (Cost $1,162,201)		1,162,201
Total Investments in Securities
100.1% of Net Assets (Cost $18,695,544)		$24,172,858

†	Denominated in U.S. dollars unless otherwise noted
(1)	Affiliated company
(2)	Non-income producing
(3)	Seven-day yield
ADR	American Depository Receipts
JPY	Japanese Yen
NOK	Norwegian Krone

(1) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/07	12/31/06
Dow Jones	$-	-	$ 1,115	$ 153,736	$169,480
New York Times	-	-	1,487	199,835	207,060
T. Rowe Price Reserve
Investment Fund	¤	¤	15,538	1,162,201	1,171,338
Totals			18,140	1,515,772	1,547,878

‡	Includes dividend income of $18,140 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price Equity Income Fund
Unaudited	March 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Equity Income Fund (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the OTC market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2007, the cost of investments for federal income tax purposes was $18,695,544,000. Net unrealized gain aggregated $5,477,359,000 at period-end, of which $5,882,521,000 related to appreciated investments and $405,162,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Income Fund

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 18, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 18, 2007